UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nierenberg Investment Management Company, Inc.

Address:   19605 NE 8th Street
           Camas, WA 98607


Form 13F File Number: 028-10859


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature,  Place,  and  Date  of  Signing:

/s/ David Nierenberg               Camas, Washington                  11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      461,124
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Nierenberg Investment Management Offshore, Inc.
----  --------------------  ----------------------------------------------------

Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares which it shares voting authority, as set forth in Column 8

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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
-------------------------------- -------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
-------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
ASSET ACCEP CAP CORP             Common         04543P100   17,265  5,123,012 SH       DEFINED    1         4,275,171   847,841    0
CSR PLC                          Sponsored ADR  12640Y205    3,279  1,002,296 SH       DEFINED    1           879,807   122,489    0
ELECTRO SCIENTIFIC INDS          Common         285229100   45,420  3,820,009 SH       DEFINED    1         3,388,647   431,362    0
HEWLITT PACKARD CO               Common         428236103   25,818  1,150,000 SH  CALL DEFINED    1         1,010,000   140,000    0
ISHARES TR FTSE CHINA25 IDX      Common         464287184   10,575    343,000 SH  PUT  DEFINED    1           294,300    48,700    0
ISHARES INC MSCI Hong Kong Index Common         464286871   16,909  1,180,000 SH  PUT  DEFINED    1         1,012,000   168,000    0
ISHARES TR RUSSELL 2000          Common         464287655  276,490  4,300,000 SH  PUT  DEFINED    1         3,686,400   613,600    0
MEDCATH CORP                     Common         58404W109    6,986    503,288 SH       SOLE       0           503,288         0    0
MOVE INC COM                     Common         62458M108   30,675 21,155,339 SH       DEFINED    1        18,559,903 2,595,436    0
RADISYS CORP                     Common         750459109   27,708  4,527,463 SH       DEFINED    1         3,726,287   801,176    0


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